Document and Entity Information	Apr. 21, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 21, 2017
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Apr. 21, 2017
Document Effective Date	Apr. 21, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Floating Rate Income Fund | Class T
Prospectus:
Trading Symbol	DFLTX